Segment information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Segment Reconciliation [Abstract]
Cash and cash equivalents		$ 25,765	$ 7,160
Equity method investment		4,325	2,970
Deferred charges, net		1,836	1,117
Prepaid expenses and other current assets, net		1,142	2,198
Total assets		78,171	89,462
Operating Segments [Member] | Dry Bulk Segment [Member]
Segment Reconciliation [Abstract]
Total assets		23,207	53,205
Operating Segments [Member] | Tanker Segment [Member]
Segment Reconciliation [Abstract]
Total assets		25,373	26,873
Segment Reconciling Item [Member]
Segment Reconciliation [Abstract]
Cash and cash equivalents	[1]	24,981	6,284
Equity method investment	[1]	4,325	2,970
Deferred charges, net	[1]	183	0
Prepaid expenses and other current assets, net	[1]	$ 102	$ 130

[1]	Refers to the assets of the parent company, OceanPal Inc.